Dividends paid (Tables)	12 Months Ended
Jun. 30, 2020
Dividends paid
Schedule of dividends paid

for the year ended 30 June	Note	2020 Rm	2019 Rm	2018 Rm
Final dividend — prior year		10	6 269	4 842
Interim dividend — current year		21	3 683	3 110
		31	9 952	7 952
Forecast cash flow on final dividend — current year		—	—	4 898